Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of restricted and performance stock unit activity	The following inputs were used to calculate the fair value of the options as of the date of each grant:
	Years ended December 31,
	2022	2021
Expected volatility	36.7 – 36.9%	52.5 – 52.9%
Expected term (years)	4.69 – 4.94	6.25
Risk-free interest rate	4.03% – 4.06%	1.08% – 1.46%
Expected dividends	0.00%	0.00%

Schedule of options outstanding	The following table summarizes options outstanding, as well as activity for the periods presented (prior year amounts have been converted using the conversion ratio of 14.2069 applied in the Business Combination):
		Weighted	Weighted
		Average	Average	Aggregate
		Grant Date	Exercise	Intrinsic
	Options	Fair Value	Price	Value

Outstanding as of December 31, 2021	3,947,359	$0.91	$1.74	$2,992,895
Granted	106,552	$1.30	$2.49
Cancelled	(75,297)	$1.28	$2.47
Outstanding as of March 31, 2022	3,978,614	$0.89	$1.84	$2,607,385

Outstanding as of December 31, 2022	3,503,601	$1.87	$1.87	$6,554,541
Exercised	(30,504)	$0.80	$1.94
Cancelled	(968)	$0.98	$1.94
Outstanding as of March 31, 2023	3,472,129	$0.89	$1.87	$3,837,080
The following table summarizes options outstanding, as well as activity for the periods presented
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59	$779,457
Granted	1,726,488	$1.10	$1.94
Exercised	(31,255)	$0.47	$1.13
Cancelled	(91,634)	$0.78	$1.88
Outstanding as of December 31, 2021	3,949,158	$0.91	$1.74	$2,992,895
Granted	166,927	$1.31	$2.50
Cancelled	(609,901)	$0.83	$1.83
Outstanding as of December 31, 2022	3,506,184	$1.87	$1.87	$6,554,541

Schedule of outstanding and exercisable options
		Options Outstanding			Options Exercisable
Range of Excercise Prices		As of December 31, 2022	Weighted Average Remaining Contractual Life In Years	Weighted Average Exercise Price	As of December 31, 2022	Weighted Average Exercise Price
$0.63	$0.70	284,137	3.02	$0.65	284,137	$0.65
$1.13	$1.46	473,796	6.01	$1.29	370,618	$1.25
$1.94	$2.50	2,748,251	7.61	$2.10	1,444,609	$2.03
$0.63	$2.50	3,506,184	7.02	$1.87	2,099,364	$1.70

Schedule of restricted and performance stock unit activity	The following is a summary of our restricted and performance stock unit activity for the first three months of 2023:
		Weighted
		Average	Aggregate
		Grant Date	Intrinsic
	Shares	Fair Value	Value

Outstanding as of December 31, 2022	3,134,677	$4.73
Awarded	48,274	$3.48
Forfeited	(13,682)	$4.73
Outstanding as of March 31, 2023	3,169,269	$4.71	$9,428,576
The following tabulation summarizes certain information related to outstanding and exercisable options
	Shares	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	—	$0.00
Awarded	3,149,800	$4.73
Forfeited	(15,123)	$4.73
Outstanding as of December 31, 2022	3,134,677	$4.73	$11,723,692